REVENUE (Tables)	13 Months Ended
Sep. 30, 2023
Revenue [abstract]
Disclosure of detailed information about revenues
Gross revenue for the thirteen months ended September 30, 2023 and year ended August 31, 2022 is disaggregated as follows:

	THIRTEEN MONTHS ENDED	YEAR ENDED
	SEPTEMBER 30, 2023	AUGUST 31, 2022
Adult-use recreational wholesale revenue (Canadian)	$209,001	$184,686
Direct to patient medical and medical wholesale revenue (Canadian)	3,584	7,872
International wholesale (business to business)	18,874	15,138
Wholesale to licensed producers (Canadian)	2,129	1,298
Other revenue	59	115
Gross revenue	$233,647	$209,109
Excise taxes	(72,008)	(63,300)
Net revenue	$161,639	$145,809